Statements of Cash Flow Data	12 Months Ended
Dec. 31, 2012
Statements of Cash Flow Data
Statements of Cash Flow Data

3.     Statements of Cash Flow Data

The following presents our supplemental cash flow statement disclosure.

	For the Years Ended December 31,
	2012	2011	2010
	(In thousands)
Cash paid for interest	$537,512	$545,406	$472,586
Cash received for interest	22,431	11,468	13,744
Cash paid for income taxes	20,624	14,661	12,978
Cash paid for income taxes to DISH Network	272,599	384,462	428,591
Vendor financing	—	—	40,000
Satellites and other assets financed under capital lease obligations	5,857	10,548	5,282
Receipt of marketable investment securities with no cash consideration	13,237	—	—
Net satellite broadband assets distributed to DISH Network	8,628	—	—